Schedule of Investments (unaudited)
June 30, 2021
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 47.6%
BlackRock Emerging Markets Fund, Inc., Class K	746,392	$ 26,467,054
iShares Core S&P Small-Cap ETF	175,728	19,853,749
iShares Core S&P Total U.S. Stock Market ETF	748,827	73,954,155
iShares ESG Aware MSCI USA ETF	551,076	54,264,454
iShares Global Financials ETF	158,847	12,328,116
iShares GSCI Commodity Dynamic(b)	693,029	23,909,500
iShares MSCI EAFE Growth ETF	218,989	23,493,140
iShares MSCI EAFE Value ETF	772,575	39,988,482
iShares MSCI USA Momentum Factor ETF	43,228	7,497,032
iShares MSCI USA Value Factor ETF	249,662	26,229,490
iShares U.S. Energy ETF	236,955	6,893,021
		314,878,193
Fixed-Income Funds — 52.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,160,769	43,230,387
iShares Core Total USD Bond Market ETF	848,427	45,382,360
iShares Fallen Angels USD Bond ETF	1,194,853	35,797,796
iShares U.S. Treasury Bond ETF	2,098,722	55,826,005
Master Total Return Portfolio	$ 163,996,968	163,996,968
		344,233,516
Total Long-Term Investments — 99.7% (Cost: $573,204,383)		659,111,709
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,796,209	$ 1,796,209
SL Liquidity Series, LLC, Money Market Series, 0.13%(d)	2,941,733	2,942,616
Total Short-Term Securities — 0.7% (Cost: $4,738,825)		4,738,825
Total Investments — 100.4% (Cost: $577,943,208)		663,850,534
Liabilities in Excess of Other Assets — (0.4)%		(2,839,999)
Net Assets — 100.0%		$ 661,010,535
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 20,767,299	$ 4,860,188	$ (6,561,356)	$ 985,291	$ 6,415,632	$ 26,467,054	746,392	$ 180,600	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,796,209(a)	—	—	—	1,796,209	1,796,209	366	—
BlackRock Strategic Income Opportunities Portfolio, Class K	88,543,055	15,479,367	(63,433,587)	2,392,300	249,252	43,230,387	4,160,769	1,388,799	202,746
BlackRock Technology Opportunities Fund, Class K(b)	11,813,828	2,990,150	(16,635,542)	5,278,860	(3,447,296)	—	—	—	547,558

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$ —	$ 21,637,857	$ (21,618,433)	$ (19,424)	$ —	$ —	—	$ 24,733	$ —
iShares 20+ Year Treasury Bond ETF(b)	—	22,018,610	(20,067,082)	(1,951,528)	—	—	—	86,629	—
iShares Core MSCI EAFE ETF(b)	13,929,322	1,015,023	(16,906,237)	2,215,111	(253,219)	—	—	106,729	—
iShares Core S&P Small-Cap ETF	18,671,699	11,943,105	(15,788,529)	694,341	4,333,133	19,853,749	175,728	106,446	—
iShares Core S&P Total U.S. Stock Market ETF	50,646,920	24,710,648	(18,611,075)	1,272,442	15,935,220	73,954,155	748,827	664,751	—
iShares Core Total USD Bond Market ETF	—	46,808,227	(915,608)	(15,897)	(494,362)	45,382,360	848,427	318,727	—
iShares ESG Aware MSCI USA ETF	20,704,047	27,518,887	(5,547,049)	102,183	11,486,386	54,264,454	551,076	440,506	—
iShares Fallen Angels USD Bond ETF	—	35,768,801	(670,247)	(3,630)	702,872	35,797,796	1,194,853	455,841	—
iShares Global Financials ETF	—	12,694,208	—	—	(366,092)	12,328,116	158,847	43,895	—
iShares GSCI Commodity Dynamic	—	22,718,191	—	—	1,191,309	23,909,500	693,029	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	$ 38,848,612	$ 294,540	$ (39,033,287)	$ 408,918	$ (518,783)	$ —	—	$ 84,924	$ —
iShares MSCI EAFE Growth ETF	20,441,229	8,774,447	(9,498,145)	34,573	3,741,036	23,493,140	218,989	275,289	—
iShares MSCI EAFE Value ETF	—	39,611,741	(671,113)	6,164	1,041,690	39,988,482	772,575	667,438	—
iShares MSCI Min Vol USA ETF(b)	9,903,769	935,046	(11,386,509)	1,987,928	(1,440,234)	—	—	49,845	—
iShares MSCI USA Momentum Factor ETF	—	12,412,185	(5,023,270)	(204,363)	312,480	7,497,032	43,228	9,225	—
iShares MSCI USA Value Factor ETF	18,234,727	5,037,073	(5,156,733)	599,116	7,515,307	26,229,490	249,662	375,649	—
iShares U.S. Energy ETF	—	6,209,551	(97,678)	(2,476)	783,624	6,893,021	236,955	72,595	—
iShares U.S. Medical Devices ETF(b)	10,616,735	1,516,732	(13,516,082)	3,135,649	(1,753,034)	—	—	14,732	—
iShares U.S. Treasury Bond ETF	46,616,799	26,265,320	(14,919,780)	(141,654)	(1,994,680)	55,826,005	2,098,722	597,134	—
Master Advantage Large Cap Core Portfolio(b)	20,833,313	—	(22,972,631)(a)(c)	5,524,057	(3,384,739)	—	—	56,763	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 101,013,273	$ 63,406,211(a)(c)	$ —	$ (398,010)	$ (24,506)	$ 163,996,968	$163,996,968	$ 2,434,733	$ —
SL Liquidity Series, LLC, Money Market Series	—	2,943,769(a)	—	(1,153)	—	2,942,616	2,941,733	49,729(d)	—
				$ 21,898,798	$ 40,030,996	$ 663,850,534		$ 8,506,078	$ 750,304
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 40/60 Target Allocation Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 495,114,741	$ —	$ —	$ 495,114,741
Short-Term Securities
Money Market Funds	1,796,209	—	—	1,796,209
	$ 496,910,950	$ —	$ —	496,910,950
Investments valued at NAV(a)				166,939,584
				$ 663,850,534
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s